Cover	Sep. 01, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 01, 2023
Current Fiscal Year End Date	--06-30
Entity File Number	000-56131
Entity Registrant Name	FORZA INNOVATIONS INC.
Entity Central Index Key	0001683131
Entity Tax Identification Number	30-0852686
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	406 9th Avenue
Entity Address, Address Line Two	Suite 310
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92101
City Area Code	619
Local Phone Number	324-7388
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false